Acquisition of the Oriental VIP Room (Details) (VIP Room [Member], USD $)	6 Months Ended
	Jun. 30, 2014
VIP Room [Member]
Earnout And Incentive Shares [Line Items]
Rolling Chip Turnover Target For Base Earnout Payments Shares June 30, 2014	$ 2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares June 30, 2015	2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares June 30, 2016	2,500,000,000
Base Earnout Cash Payments Shares June 30, 2014	13,000,000
Base Earnout Cash Payments Shares June 30, 2015	13,000,000
Base Earnout Cash Payments Shares June 30, 2016	13,000,000
Base Earnout Shares June 30, 2014	625,000
Base Earnout Shares June 30, 2015	625,000
Base Earnout Shares June 30, 2016	625,000
Incremental Earnout Payment Shares June 30, 2014	0	[1]
Incremental Earnout Payment Shares June 30, 2015	0	[1]
Incremental Earnout Payment Shares June 30, 2016	$ 0	[1]

[1]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.